[MORRISON FOERSTER LOGO]

                        1290 AVENUE OF THE AMERICAS  MORRISON & FOERSTER LLP
                        NEW YORK
                        NEW YORK 10104-0050          NEW YORK, SAN FRANCISCO,
                                                     LOS ANGELES, PALO ALTO,
                        TELEPHONE: 212.468.8000      SAN DIEGO, WASHINGTON, D.C.
                        FACSIMILE: 212.468.7900
                                                     DENVER, NORTHERN VIRGINIA,
                        WWW.MOFO.COM                 ORANGE COUNTY, SACRAMENTO,
                                                     WALNUT CREEK, CENTURY CITY

                                                     TOKYO, LONDON, BEIJING,
                                                     SHANGHAI, HONG KONG,
                                                     SINGAPORE, BRUSSELS

                                                       Writer's Direct Contact
                                                            212/468-8179
                                                          apinedo@mofo.com

February 10, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

     Re:   BioMimetic Therapeutics, Inc.
           Registration Statement on Form S-1
           ----------------------------------

Ladies and Gentlemen:

     On behalf of BioMimetic Therapeutics, Inc., a Delaware corporation (the
"Company") we hereby submit for filing under the Securities Act of 1933, as amended, a registration statement on Form S-1 (the "Registration Statement")
covering the sale of shares of the Company's common stock for an aggregate maximum offering price of $50,000,000 together with exhibits thereto.

         This filing is being effected by electronic transmission to the
Commission's EDGAR system. Please note that the Company has wired a filing fee of $5,350 to the account of the Commission.

     Please be advised that the Company requests that the Commission permit the
Company's request for acceleration of the effective date of the Registration
Statement be made orally or by facsimile in accordance with Rule 461(a) under the Securities Act. Please also be advised that the Company and the underwriters are aware of their obligations under the Securities Act and will be prepared to provide, at the time of the acceleration request, the prospectus dissemination information that is typically set forth in a written acceleration request.

     Please call the undersigned at (212) 468-8179 with any questions or comments.

                                                             Very truly yours,

                                                             /s/ Anna T. Pinedo

                                                             Anna T. Pinedo